Note 13 - Provisions (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
Three months ended June 30, 2019
Balance, beginning of the period	6,616
Restructuring costs paid during the quarter	(3,146)
Balance, end of the period	$3,470